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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number: ____

  This Amendment (Check only one):     [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Asset Managers, LLP
Address:          P.O. Box 475 Barclays Court
                  Les Echelons, St. Peter Port
                  Guernsey, GYI 6 BA, Channel Islands

13F File Number:  28-10956

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jeremy D. Paulson-Ellis
Title:            Chairman
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

  /s/ Jeremy D. Paulson-Ellis     London, United Kingdom       May 16, 2005
        [Signature]                   [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]


Form 13F File Number                    Name

28-
   -----------------                    ----------------------------------
[Repeat as Necessary]
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  16

Form 13F Information Table Value Total:  $522,872
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name

     01       28-10955             Genesis Investment Management, LLP


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
                                                                                                               VOTING AUTHORITY
                                 TITLE OR                  VALUE     SHARES/  SH/  PUT/   INVSTMT  OTHER    ----------------------
       NAME OF ISSUER             CLASS      CUSIP       X($1000)   PRN AMT   PRN  CALL  DISCRETN MANAGERS  SOLE   SHARED   NONE
Brasil Telecom Participacoes       ADR     US1055301097   67,246   2,059,597  SH          Sole     1      1,366,297   0    693,300
Cia de Bebidas das Americas        ADR     US20441W2035   60,265   2,086,000  SH          Sole     1      1,341,200   0    744,800
Embotelladora Andina               ADRA    US29081P2048   11,636     898,555  SH          Sole     1        586,105   0    312,450
                                   Rep A
Embotelladora Andina               ADS     US29081P3038   38,972   2,917,100  SH          Sole     1      1,712,700   0  1,204,400
                                   Rep B
GAIL India Ltd                     GDR     US36268T2069   68,134   2,301,834  SH          Sole     1      1,864,834   0    437,000
Kookmin Bank Spons                 ADR     US50049M1099    2,576      57,700  SH          Sole     1              0   0     57,700
KT Corporation                     ADR     US48268K1016   23,581   1,106,550  SH          Sole     1        820,550   0    286,000
Matav RT                           ADS     US5597761098    1,884      80,019  SH          Sole     1         61,419   0     18,600
Mobile Telesystems                 ADR     US6074091090   77,005   2,188,260  SH          Sole     1      1,778,060   0    410,200
Moscow City Telephone              ADR     US61946A1060   14,370     984,270  SH          Sole     1        984,270   0          0
Orascom Construction Ind.          GDR     US68554N1063    2,047      50,244  SH          Sole     1         50,244   0          0
Quilmes Industrial                         LU0033068361   13,413  13,813,580  SH          Sole     1     10,573,400   0  3,240,180
Quilmes Industrial (New Preferred) ADR     US74838Y2072   13,201     585,397  SH          Sole     1        347,495   0    237,902
SK Telecom Co Ltd                  ADR     US78440P1084   12,917     655,000  SH          Sole     1        466,100   0    188,900
Telefonos de Mexico                ADS     US8794037809   88,240   2,555,461  SH          Sole     1      1,703,961   0    851,500
                                   (L)
Wimm-Bill-Dann Foods               ADR     US97263M1099   27,385   1,416,688  SH          Sole     1      1,416,688   0          0
                                           Total Market
                                             Value       522,872